Non-controlling Interests - Summary of Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	$ 943	$ 44
Sales taxes receivable	431	863
Total equity (negative equity)	(15,012)	(94,934)	$ 63,146	$ (143,541)
Attributable to non-controlling interests	8,087	7,255
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	233	9
Capital and intangible assets (long-term)	113	156
Trade and other payables (current)	(877)	(748)
Intercompany loan	(16,846)	(15,956)
Total equity (negative equity)	(17,377)	(16,539)
Attributable to non-controlling interests	$ (8,087)	$ (7,255)